Note 12 - Income Tax - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Research and development credits	$ 6,637,000	$ 5,979,000
Net operating loss carryforwards	82,000	161,000
Depreciation and amortization	169,000	269,000
Accrued vacation and other expenses	68,000	25,000
	6,956,000	6,434,000
Valuation allowance	(6,836,000)	(6,250,000)
Total net deferred income tax assets	120,000	184,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	906,000	920,000
Unrealized foreign exchanges		10,000
	$ 906,000	$ 930,000